NOTE 7 - NOTE PAYABLE - Payment Agreement (Details) (USD $)	Dec. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Interest and Principal payments	$ 1,182,351	$ 234,303	$ 234,303	$ 234,303